SHARE-BASED PAYMENTS - Measurement of fair value of share-based payments (Details)	12 Months Ended
Dec. 31, 2020 Y $ / shares shares
Options with service conditions only | Bottom of range
The parameters included when calculating fair value:
Risk-free interest rate	0.10%
Options with service conditions only | Top of range
The parameters included when calculating fair value:
Risk-free interest rate	0.79%
Options with service conditions only | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	9,996
The parameters included when calculating fair value:
Expected dividend rate	0.00%
Options with service conditions only | Employees, directors and consultants | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.46
Exercise price, share options granted	$ 1.28
Expected volatility (weighted average)	51.00%
Expected lifetime (weighted average) | Y	3.0
Options with service conditions only | Employees, directors and consultants | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 2.34
Exercise price, share options granted	$ 2.35
Expected volatility (weighted average)	55.00%
Expected lifetime (weighted average) | Y	7.5
Options with service conditions and market conditions | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	1,563
The parameters included when calculating fair value:
Expected dividend rate	0.00%
Options with service conditions and market conditions | Employees, directors and consultants | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.65
Exercise price, share options granted	$ 1.72
Expected volatility (weighted average)	51.00%
Expected lifetime (weighted average) | Y	3.00
Risk-free interest rate	0.43%
Options with service conditions and market conditions | Employees, directors and consultants | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.86
Exercise price, share options granted	$ 1.86
Expected volatility (weighted average)	55.00%
Expected lifetime (weighted average) | Y	7.50
Risk-free interest rate	0.72%
RSUs | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	650
The parameters included when calculating fair value:
Exercise price, share options granted	$ 0.00
Expected volatility (weighted average)	55.00%
Expected dividend rate	0.00%
RSUs | Employees, directors and consultants | Bottom of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.65
Exercise price, share options granted	$ 0.00
Expected volatility (weighted average)	55.00%
RSUs | Employees, directors and consultants | Top of range
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.86